INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 35	$ 113
Work in progress	95	96
Finished products	4,393	5,579
Total	$ 4,523	$ 5,788